Main Events - Schedule of Assets and Liabilities (Details) - Novo Horizonte Agricultural Company [Member]	Jun. 30, 2025 BRL (R$)
Schedule of Assets and Liabilities [Line Items]
Assets	R$ 94,165
Cash and cash equivalents	12,000
Inventories	433,000
Recoverable taxes and other credits	2,324,000
Deferred tax	28,265,000	[1]
Property, plant and equipment	21,314,000	[2]
Right-of-use assets	41,817,000
Liability	87,660,000
Loans	31,101,000
Accounts payable and other obligations	9,994,000
Leases	44,565,000
Advance for future capital increase	2,000,000
Net identifiable assets acquired	6,505,000
Gain from bargain purchase	(348,000)
Total, net	R$ 6,157,000

[1]	The balance presented is net of deferred tax on the identified fair value adjustment, corresponding to the amount of R$532. The Company estimates that it will use the balance within ten years, through its agricultural activities.
[2]	PP&E acquired at cost amount to R$19,750. The tangible assets assessment report identified an adjustment of R$1,564, increasing the fair value of the fixed assets on the acquisition date to R$21,314.